Income taxes - Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Current tax expense		€ (2)
Deferred tax (expense)	€ (80)		€ (64)
Income tax benefit (expense)	€ (80)	€ (2)	€ (64)